Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pledged fixed maturity securities	$ 261,000,000	$ 275,000,000
Pledged cash secured trust deposits	339,000,000	266,000,000
Allowance for Doubtful Accounts, Premiums and Other Receivables	21,000,000	22,000,000
Common stock, Class A, par value	$ 0.0001	$ 0.0001
Common stock, Class A, authorized shares	600,000,000	600,000,000
Common stock, Class A, issued shares	292,289,166	268,541,117
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000
Preferred stock, outstanding shares	0	0
Treasury stock, shares	41,948,518	39,995,513
Accounts payable to related parties	3,000,000	5,000,000
Depreciation and amortization included in cost of sales	$ 72,000,000	$ 27,000,000